Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 9,790,363	$ 22,135,310
Restricted cash	156,843	62,947
Short-term investments	37,670,691	4,680,843
Accounts receivable, net	7,485,606	4,939,912
Receivables from supply chain solutions	36,049,943	10,741,981
Prepaid expenses and other current assets	2,267,690	971,839
Loans to third parties - current portion	1,937,114	1,915,709
Receivable from sale of discontinued operations		14,950,730
TOTAL CURRENT ASSETS	95,358,250	60,399,271
NON-CURRENT ASSETS:
Property and equipment, net	609,457	655,643
Intangible assets, net	3,295,350	3,726,602
Right-of-use assets, net	1,065,870	1,464,745
Equity investments	440,108	484,864
Investment in limited partnership	16,382,693	15,736,927
Goodwill	25,439,078	25,172,407
Deferred tax assets, net	107,920	456,370
TOTAL NON-CURRENT ASSETS	47,340,476	47,697,558
TOTAL ASSETS	142,698,726	108,096,829
CURRENT LIABILITIES:
Accounts payable	32,613,092	1,312,560
Short-term loans	774,401
Accrued expenses and other current liabilities	1,619,642	2,001,031
Operating lease liabilities - current	673,414	736,854
Deposit payable	1,111,266
Advances from customer	1,066,571	11,624
Taxes payable	1,612,500	3,133,038
Loan from related party	10,642,426	10,528,965
Due to related parties - current	695,387	2,071,309
Purchase price payable for acquisition of NAMI		7,007,905
TOTAL CURRENT LIABILITIES	50,808,699	26,803,286
Operating lease liabilities – non-current	315,628	680,130
Deferred tax liabilities	590,326	676,015
TOTAL LIABILITIES	51,714,653	28,159,431
SHAREHOLDERS’ EQUITY:
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 20,555,129 and 20,555,129 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	20,555	20,555
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively
Additional paid-in capital	59,472,255	59,472,255
Retained earnings	24,767,204	14,380,976
Unearned compensation	(376,890)	(624,455)
Accumulated other comprehensive income	3,912,046	3,593,188
COMMON SHAREHOLDERS’ EQUITY	87,795,170	76,842,519
Non-controlling interests	3,188,903	3,094,879
TOTAL SHAREHOLDERS’ EQUITY	90,984,073	79,937,398
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 142,698,726	$ 108,096,829